Borrowings - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - Short-term borrowings [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Lease liabilities
Lease liability current, Beginning	$ 7,477
Lease liability current, Cashflows	(7,696)
Lease liability current, Interest	246
Lease liability current, Foreign currency translation difference and others	4,427
Lease liability current, Ending	4,454
Lease liability non-current, Beginning	4,463
Lease liability non-current, Cashflows
Lease liability non-current, Interest
Lease liability non-current, Foreign currency translation difference and others	(4,463)
Lease liability non-current, Ending
Bank borrowings, Beginning	1,643,993
Bank borrowings, Cashflows	(180,055)
Bank borrowings, Interest	40,925
Bank borrowings, Foreign currency translation difference and others	68,116
Bank borrowings, Ending	$ 1,572,979